Schedule of Investments (unaudited) January 31, 2020	iShares® Asia/Pacific Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 56.3%
AusNet Services	809,777	$959,526
Australia & New Zealand Banking Group Ltd.	53,962	930,215
Bendigo & Adelaide Bank Ltd.	189,066	1,317,596
Boral Ltd.	287,425	958,235
Commonwealth Bank of Australia	20,452	1,167,345
CSR Ltd.	596,209	1,939,781
Harvey Norman Holdings Ltd.	588,022	1,665,145
JB Hi-Fi Ltd.	72,445	1,923,442
McMillan Shakespeare Ltd.	126,111	1,088,238
National Australia Bank Ltd.	81,179	1,405,369
Perpetual Ltd.	41,864	1,196,704
Super Retail Group Ltd.	238,601	1,498,280
Sydney Airport	190,550	1,070,259
Westpac Banking Corp.	67,127	1,128,846
Woodside Petroleum Ltd.	40,614	944,275

		19,193,256

Hong Kong — 17.8%
Giordano International Ltd.	3,456,000	885,709
Haitong International Securities Group Ltd.	3,032,000	882,474
HK Electric Investments & HK Electric Investments Ltd.	873,000	872,449
PCCW Ltd.	2,046,000	1,209,435
Power Assets Holdings Ltd.	137,500	996,954
VTech Holdings Ltd.	134,400	1,222,856

		6,069,877

Japan — 9.5%
JFE Holdings Inc.	52,800	640,605
Mitsubishi Chemical Holdings Corp.	121,300	895,327
Nissan Motor Co. Ltd.	130,000	719,057
Subaru Corp.	37,900	965,115

		3,220,104

New Zealand — 7.4%
SKYCITY Entertainment Group Ltd.	448,208	1,055,811

Security	Shares	Value

New Zealand (continued)
Spark New Zealand Ltd.	487,332	$1,469,656

		2,525,467

Singapore — 8.8%
DBS Group Holdings Ltd.	47,600	884,762
Singapore Telecommunications Ltd.	486,600	1,176,482
StarHub Ltd.(a)	885,482	934,203

		2,995,447

Total Common Stocks — 99.8% (Cost: $38,023,699)		34,004,151

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(b)(c)(d)	67,176	67,216
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(b)(c)	14,000	14,000

		81,216

Total Short-Term Investments — 0.2% (Cost: $81,185)		81,216

Total Investments in Securities — 100.0% (Cost: $38,104,884)		34,085,367

Other Assets, Less Liabilities — 0.0%		92

Net Assets — 100.0%		$34,085,459

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	2,502,420	(2,435,244)	67,176	$67,216	$2,650	(b)	$431		$(329)
BlackRock Cash Funds: Treasury, SL Agency Shares	11,503	2,497	14,000	14,000	363		—		—

				$81,216	$3,013		$431		$(329)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Asia/Pacific Dividend ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	3	02/27/20	$80	$(1,159)

Futures Contracts

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$34,004,151	$—	$—	$34,004,151
Money Market Funds	81,216	—	—	81,216

	$34,085,367	$—	$—	$34,085,367

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,159)	$—	$—	$(1,159)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2